Goodwill (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 Segments	Dec. 31, 2022 USD ($) Segments	Dec. 31, 2022 USD ($) OperatingSegment	Dec. 31, 2022 USD ($) ReportingUnits	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Number of operating segments	1	1	1
Number of reporting units | ReportingUnits				1
Reporting unit carrying value		$ 19,252,093	$ 19,252,093	$ 19,252,093	$ 8,593,627
Goodwill impaired accumulated impairment loss		0	0	0	0
One Identifiable Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value		$ 99,410,104	$ 99,410,104	$ 99,410,104	$ 19,574,000